CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
REVENUE, NET	$ 5,023,099	$ 5,255,810	$ 4,808,993
COST OF REVENUE	2,157,033	3,360,694	2,702,297
GROSS PROFIT	2,866,066	1,895,116	2,106,696
OPERATING EXPENSES
Selling expenses	229,656	593,215	704,060
General and administrative expenses	1,199,690	783,241	579,500
Total operating expenses	1,429,346	1,376,456	1,283,560
INCOME FROM OPERATIONS	1,436,720	518,660	823,136
OTHER INCOME
Interest income	101,257	6,120	88,926
Other (expense) income, net	(26,035)	69,162	180,191
Total other income, net	75,222	75,282	269,117
INCOME BEFORE INCOME TAXES	1,511,942	593,942	1,092,253
INCOME TAX PROVISION	303,246	156,038	167,813
NET INCOME	1,208,696	437,904	924,440
Less: net income attributable to non-controlling interest	0	0	81,779
NET INCOME ATTRIBUTABLE TO CHINA LIBERAL EDUCATION HOLDINGS LIMITED	1,208,696	437,904	842,661
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	471,554	(78,171)	(260,983)
TOTAL COMPREHENSIVE INCOME	1,680,250	359,733	663,457
Less: comprehensive income (loss) attributable to non-controlling interest	0	0	(22,871)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHINA LIBERAL EDUCATION HOLDINGS LIMITED	$ 1,680,250	$ 359,733	$ 686,328
EARNINGS PER SHARE
Basic and diluted	$ 0.21	$ 0.09	$ 0.17
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	5,852,459	5,000,000	5,000,000